Financial liabilities - Trade payables and other liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities
Trade payables	€ 14,014		€ 31,736
Government grants (deferred income)	9,992		10,292
Contract liabilities	4,913		4,479
Others	10,813		13,483
Trade payables and other liabilities	39,732		59,990
Non-current	8,640		8,950
Current	31,092		51,040
Grants received for investment in property, plant and equipment	0	€ 390
Provision for outstanding invoices	4,931		1,245
Personnel related liabilities for vacation and bonuses	3,245		4,032
VAT payable	119		4,578
Liabilities for wage and church tax	€ 920		€ 1,988